SHARE BASED COMPENSATION (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	1 Months Ended		12 Months Ended
	Sep. 29, 2025	May 30, 2025	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance, available for grant (in shares)			1,183,618
Balance, outstanding (in shares)			7,210,742
Balance, weighted average exercise price (in dollars per share)			$ 0.49
Board Approved pool increase, available for grant (in shares)			9,605,640
Board Approved pool increase, options outstanding
Board Approved pool increase, weighted average exercise price (in dollars per share)
Granted, available for grant (in shares)			(837,036)
Options Granted outstanding (in shares)	3,448	833,588	837,036
Granted, weighted average exercise price (in dollars per share)	$ 8.70	$ 2.11	$ 2.14
Forfeited, available for grant (in shares)			107,323
Forfeited, outstanding (in shares)			(107,323)
Forfeited, weighted average exercise price (in dollars per share)			$ 0.23
Cancelled, available for grant (in shares)			384,021
Cancelled (in shares)			(384,021)
Cancelled (in dollars per share)			$ 0.83
Balance, available for grant (in shares)			10,443,566
Balance, outstanding (in shares)			7,556,434
Balance, weighted average exercise price (in dollars per share)			$ 0.44